Goodwill and acquisition-related intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2013 and 2012.

	Analog	Embedded Processing	Other	Total
Goodwill, December 31, 2011	$4,158	$172	$122	$4,452
Impairment during 2012	—	—	(90)	(90)
Goodwill, December 31, 2012 and 2013	$4,158	$172	$32	$4,362

Schedule of acquisition-related intangible assets
The components of acquisition-related intangible assets as of December 31, 2013 and 2012, are as follows:

		December 31, 2013			December 31, 2012
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	5 - 10	$2,157	$526	$1,631	$2,145	$312	$1,833
Customer relationships	5 - 8	821	239	582	821	137	684
Other intangibles	5	5	3	2	46	36	10
In-process R&D	(a)	8	n/a	8	31	n/a	31
Total		$2,991	$768	$2,223	$3,043	$485	$2,558
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it is expensed.

Estimated amortization of acquisition-related finite lived intangibles for future years	Future estimated amortization of acquisition-related intangibles for the years ended December 31 is as follows:

2014	$321
2015	319
2016	319
2017	318
2018	318
Thereafter	628